Staff numbers and costs, Aggregate staff costs (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2020 Employee	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Staff numbers and costs [Abstract]
Wages and salaries		£ 36,235,000	£ 27,337,000	£ 29,038,000
Social security costs		4,169,000	2,258,000	2,131,000
Share-based payments (Note 19)		27,054,000	35,861,000	8,162,000
Contributions to defined contribution plans (Note 21)		1,355,000	1,001,000	1,035,000
Total aggregate staff costs		£ 68,813,000	£ 66,457,000	40,366,000
Corporate Restructuring [Abstract]
Restructuring costs				£ 1,200,000,000
Reduction in number of employees on completion of restructure | Employee	78